Fees Summary	May 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,032,000
Previously Paid Amount	0.00
Total Fee Amount	158.00
Total Offset Amount	0.00
Net Fee	158.00
Narrative - Max Aggregate Offering Price	$ 1,032,000
Final Prospectus	true